Equity (Schedule of Stock-based Compensation) (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2017	Mar. 31, 2016
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Total stock-based compensation expenses	$ 3,904	$ 5,623
Cost of sales [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Total stock-based compensation expenses	643	723
Research and development, net [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Total stock-based compensation expenses	849	1,359
Selling, general and administrative [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Total stock-based compensation expenses	$ 2,412	$ 3,541